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[CIGNA TREE LOGO GRAPHIC APPEARS HERE]



                                                         CIGNA VARIABLE PRODUCTS
                                                              S&P 500 INDEX FUND


                                                               SEMIANNUAL REPORT





                                                                   JUNE 30, 1998



                      [CIGNA TREE LEAVES GRAPHIC APPEARS IN BACKGROUND OF COVER]

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                                                                               1


DEAR SHAREHOLDERS:

We are pleased to provide this report for CIGNA Variable Products S&P 500 Index Fund (the "Fund"), covering the six months ended June 30, 1998.

THE MARKET ENVIRONMENT

During the second quarter, the U.S. economy failed to maintain the pace of growth established in the prior three months. Several key factors, including continuing declines in net exports, inventory liquidations, the General Motors strike, growing deflationary fears, and fears about the ripple effect of growing problems in Asia, caused growing concern that the long cycle of earnings improvements for U.S. companies was in jeopardy.

Total return for the S&P 500 Index through the first two months of the quarter was slightly negative. Performance rebounded in June, however, as the Asian troubles renewed a "flight to quality" which played out in part through increased demand for liquid high quality U.S. large-cap stocks. As a result, the S&P 500 Index finished the quarter up 3.30%, just shy of an all-time high.

FUND RESULTS

Despite the market's volatility during the second quarter, the Fund's positive performance continued in the quarter and throughout the first half of the year. The Fund returned 3.27% for the second quarter (3.33% before expenses of 0.07%) and 17.56% (17.69% before expenses of 0.13%) for the first half. This compares with 3.30% in the quarter and 17.71% in the half for the S&P 500 Index. The Fund attempts to replicate the total return of the S&P 500 Index, after Fund expenses.


OUTLOOK

As evidenced by the increased volatility of the S&P 500 Index during the second quarter, market participants are increasingly divided as to the market's likely direction. Market optimists focus on the strength of consumer spending, stimulated by low interest rates and modest inflation. They further suggest that the impact on the U.S. economy of events in Asia - as evidenced by renewed trade deficit growth, falling industrial production, declining inventory investment, and reduced corporate profits - will be temporary and mild in nature.

Concerned market watchers on the other hand focus on evidence of increasing inflationary pressures -- especially tight labor markets and related wage pressures and lack of productivity advances -- and on the risk of Federal Reserve tightening.

Over the next several months, this growing confusion will likely generate volatility in S&P 500 levels similar to that experienced in the second quarter.

Sincerely,


/s/ R. Bruce Albro

R. Bruce Albro
CHAIRMAN OF THE BOARD AND PRESIDENT
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND


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CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           2
June 30, 1998 (Unaudited)

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
COMMON STOCKS - 64.3%
General Electric Co.                      39,400         $3,585
Microsoft Corp.*                          29,000          3,143
Coca-Cola Co.                             29,600          2,530
Exxon Corp.                               29,600          2,111
Merck & Co., Inc.                         14,400          1,926
Pfizer, Inc.                              15,400          1,674
Wal-Mart Stores, Inc.                     27,400          1,665
Procter & Gamble Co.                      16,400          1,493
Intel Corp.                               19,600          1,453
Royal Dutch Petroleum Co.                 25,600          1,403
Bristol-Myers Squibb Co.                  12,000          1,379
International Business Machines Corp.     11,700          1,343
Lucent Technologies, Inc.                 15,368          1,278
American International Group, Inc.         8,475          1,237
Johnson & Johnson                         16,200          1,195
Philip Morris Companies, Inc.             29,400          1,158
Cisco Systems, Inc.*                      12,100          1,114
A T & T Corp.                             19,400          1,108
du Pont (E.I.) de Nemours & Co.           13,400          1,000
SBC Communications, Inc.                  22,006            880
Lilly (Eli) & Co.                         13,200            872
NationsBank Corp.                         11,360            869
Bell Atlantic Corp.                       18,694            853
Disney ( Walt) Co.                         8,100            851
Ford Motor Co.                            14,000            826
Citicorp                                   5,500            821
Travelers Group, Inc.                     13,442            815
American Home Products Corp.              15,600            807
Schering-Plough Corp.                      8,800            806
Chase Manhattan Corp.                     10,584            799
BellSouth Corp.                           11,900            799
Federal National Mortgage Association     12,700            772
PepsiCo, Inc.                             18,400            758
Abbott Laboratories                       18,400            752
Hewlett-Packard Co.                       12,500            748
Gillette Co.                              13,200            748
BankAmerica Corp.                          8,600            743
Home Depot, Inc.                           8,800            731
Dell Computer Corp.*                       7,800            724


                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Mobil Corp.                                9,400           $720
Warner-Lambert Co.                         9,600            666
American Express Company                   5,700            650
Morgan Stanley, Dean Witter,
  Discover & Co.                           7,070            646
Chevron Corp.                              7,700            640
GTE Corp.                                 11,400            634
First Union Corp.                         10,528            613
Unilever NV                                7,600            600
Ameritech Corp.                           13,200            592
WorldCom, Inc.*                           12,200            591
McDonald's Corp.                           8,300            573
Compaq Computer Corp.                     20,076            570
General Motors Corp.                       8,500            568
Time Warner, Inc.                          6,600            564
Boeing Company                            11,876            529
Amoco Corp.                               11,800            491
Allstate Corp.                             5,298            485
MCI Communications Corp.                   8,133            473
Chrysler Corp.                             8,000            451
Banc One Corp.                             7,748            432
Federal Home Loan Mortgage Corp.           8,700            409
Minnesota Mining and Manufacturing Co.     4,900            403
Tyco International Ltd.                    6,400            403
Gap (The), Inc.                            6,450            397
Schlumberger Ltd.                          5,800            396
Texaco, Inc.                               6,600            394
Wells Fargo & Co.                          1,066            393
U. S. Bancorp, Inc.                        9,102            391
Merrill Lynch & Co., Inc.                  4,200            387
Xerox Corp.                                3,800            386
Monsanto Company                           6,900            386
Motorola, Inc.                             7,000            368
Sprint Corp.                               5,100            360
Medtronic, Inc.                            5,600            357
Computer Associates International, Inc.    6,412            356
Northern Telecom Ltd.                      6,000            340
Airtouch Communications, Inc.*             5,800            339
Sara Lee Corp.                             5,900            330
Norwest Corp.                              8,800            329
MediaOne Group, Inc.*                      7,300            321


The Notes to Financial Statements are an integral part of these statements.

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CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1998 (Unaudited)                                                      3

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Raytheon Co., Class B                      5,400           $319
Emerson Electric Co.                       5,200            314
First Chicago NBD Corp.                    3,453            306
Kimberly-Clark Corp.                       6,632            304
Colgate-Palmolive Co.                      3,400            299
Campbell Soup Company                      5,600            298
Atlantic Richfield Co.                     3,800            297
Allied-Signal, Inc.                        6,600            293
Eastman Kodak Co.                          4,000            292
Oracle Systems Corp.*                     11,512            283
Associates First Capital Corp., Class A    3,669            282
Sears, Roebuck & Company                   4,600            281
Bank of New York, Inc.                     4,600            279
U.S. West, Inc.                            5,899            277
Pharmacia & Upjohn, Inc.                   6,010            277
Texas Instruments, Inc.                    4,700            274
Anheuser-Busch Companies, Inc.             5,800            274
CBS Corp.                                  8,500            270
Dayton Hudson Corp.                        5,400            262
Dow Chemical Co.                           2,700            261
United Technologies Corp.                  2,800            259
Morgan (J.P.) & Co.                        2,200            258
----------------------------------------------------------------
TOTAL 100-LARGEST STOCKS                                 72,961
----------------------------------------------------------------
Duke Power Co.                             4,362            258
Fleet Financial Group, Inc.                3,016            252
EMC  Corp.*                                5,600            251
Viacom, Inc., Class B*                     4,300            250
Automatic Data Processing, Inc.            3,400            248
Lockheed Martin Corp.                      2,330            247
Heinz (H.J.) Co.                           4,300            241
Walgreen Co.                               5,800            240
Caterpillar, Inc.                          4,400            233
Columbia/HCA Healthcare Corp.              8,000            233
General Re Corp.                             900            228
Gannett Co., Inc.                          3,200            227
Tele-Communications, Inc., Class A*        5,900            227
Southern Company                           7,900            219
Penney (J.C.) Co., Inc.                    3,000            217
Mellon Bank Corp.                          3,100            216
SunTrust Banks, Inc.                       2,600            211

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
CIGNA Corp.                                3,000           $207
American General Corp.                     2,898            206
Amgen, Inc.*                               3,100            203
Illinois Tool Works, Inc.                  3,000            200
BankBoston Corp.                           3,600            200
Waste Management, Inc.                     5,700            200
PNC Bank Corp.                             3,700            199
Cendant Corp.*                             9,504            198
Bestfoods                                  3,400            197
Washington Mutual, Inc.                    4,545            197
MBNA Corp.                                 5,812            192
May Department Stores Co.                  2,900            190
KeyCorp                                    5,316            189
Kellogg Co.                                5,000            188
Sun Microsystems, Inc.*                    4,300            187
National City Corp.                        2,600            185
Fifth Third Bancorp                        2,925            184
Seagram Company Ltd.                       4,400            180
First Data Corp.                           5,400            180
Household International, Inc.              3,600            179
Wachovia Corp.                             2,100            177
ConAgra, Inc.                              5,600            177
Burlington Northern Santa Fe Corp.         1,789            176
Baxter International, Inc.                 3,200            172
Lowes Companies, Inc.                      4,200            170
HBO and Company                            4,800            169
AMR Corp.*                                 2,000            167
Franklin Resources., Inc.                  3,100            167
PG & E Corp.                               5,300            167
Lehman Brothers Holdings, Inc.             2,140            166
NIKE, Inc., Class B                        3,400            166
Boston Scientific Corp.*                   2,300            165
Pitney-Bowes, Inc.                         3,400            164
Marsh & McLennan Companies, Inc.           2,700            163
Enron Corp.                                3,000            162
Chubb Corp.                                2,000            161
Hartford Financial Services Group, Inc.    1,400            160
Deere & Co.                                3,000            159
Tellabs, Inc.*                             2,200            158
Costco Companies, Inc.*                    2,500            158


The Notes to Financial Statements are an integral part of these statements.

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CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1998 (Unaudited)                                                      4


                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
CVS Corp.                                  4,000           $156
Ralston Purina Co.                         1,300            152
International Paper Co.                    3,507            151
Edison International                       5,100            151
Albertson's, Inc.                          2,900            150
Phillips Petroleum Co.                     3,100            149
PPG Industries, Inc.                       2,100            146
Textron, Inc.                              2,000            143
United Healthcare Corp.                    2,200            140
Federated Department Stores, Inc.*         2,600            140
State Street Corp.                         2,000            139
Halliburton Co.                            3,100            138
Wrigley (Wm.) Jr. Company                  1,400            137
Aon Corp.                                  1,950            137
Kroger Co.*                                3,200            137
Norfolk Southern Corp.                     4,500            134
Mattel, Inc.                               3,145            133
Aluminum Co. of America                    2,000            132
Cognizant Corp.                            2,100            132
FPL Group, Inc.                            2,100            132
Williams Companies, Inc.                   3,900            132
Aetna, Inc.                                1,726            131
Comerica, Inc.                             1,950            129
Consolidated Edison Co. of N.Y., Inc.      2,800            129
Archer-Daniels-Midland Co.                 6,648            129
Guidant Corp.                              1,800            128
Union Pacific Corp.                        2,900            128
Progressive Corp, Ohio                       900            127
Honeywell, Inc.                            1,500            125
HealthSouth Corp.*                         4,700            125
Becton, Dickinson and Co.                  1,600            124
USX-Marathon Group                         3,600            124
Applied Materials, Inc.*                   4,200            124
General Mills, Inc.                        1,800            123
3Com Corp.*                                4,000            123
Cardinal Health, Inc.                      1,300            122
Goodyear Tire & Rubber Co.                 1,900            122
Masco Corp.                                2,000            121
SunAmerica, Inc.                           2,100            121
Clear Channel Communications, Inc.*        1,100            120


                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Rockwell International Corp.               2,500           $120
Lincoln National Corp.                     1,300            119
CSX Corp.                                  2,600            118
----------------------------------------------------------------
TOTAL 200-LARGEST STOCKS                                 89,837
----------------------------------------------------------------
Sysco Corp.                                4,600            118
Hershey Foods Corp.                        1,700            117
Texas Utilities Co.                        2,800            117
Delta Air Lines, Inc.                        900            116
Bankers Trust New York Corp.               1,000            116
Avon Products, Inc.                        1,500            116
Service Corporation International          2,700            116
Computer Sciences Corp.*                   1,800            115
St. Paul Companies, Inc.                   2,732            115
Clorox Co.                                 1,200            114
Ascend Communications, Inc.*               2,300            114
Loews Corp.                                1,300            113
FDX Corp.*                                 1,800            113
Limited, Inc.                              3,400            113
Tenet Healthcare Corp.*                    3,600            113
ALLTEL Corp.                               2,400            112
Kmart Corp.*                               5,800            112
Comcast Corp., Class A (Special)           2,700            110
BB and T Corp.                             1,600            108
Conseco, Inc.                              2,300            108
Occidental Petroleum Corp.                 4,000            108
Beneficial Corp.                             700            107
Northern Trust Corp.                       1,400            107
Rite Aid Corp.                             2,800            105
Houston Industries, Inc.                   3,407            105
American Electric Power Co., Inc.          2,300            104
Air Products & Chemicals, Inc.             2,600            104
Unocal Corp.                               2,900            104
Marriott International, Inc.               3,200            104
Tribune Co.                                1,500            103
Weyerhaeuser Co.                           2,200            102
Fort James Corp.                           2,300            102
Schwab (Charles) Corp.                     3,150            102
UNUM Corp.                                 1,800            100
Newell Company                             2,000            100
Omnicom Group                              2,000            100


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1998 (Unaudited)                                                      5


                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Summit Bancorp                             2,100           $100
Pioneer Hi-Bred International, Inc.        2,400             99
McGraw-Hill, Inc.                          1,200             98
Winn-Dixie Stores, Inc.                    1,900             97
TJX Companies, Inc.                        4,000             97
Dover Corp.                                2,800             96
Public Service Enterprises Group, Inc.     2,800             96
New York Times Co., Class A                1,200             95
Unicom Corp.                               2,700             95
Providian Corp.                            1,200             94
Browning-Ferris Industries, Inc.           2,700             94
Corning, Inc.                              2,700             94
Quaker Oats Co.                            1,700             93
Ingersol-Rand Co.                          2,100             93
AMP, Inc.                                  2,712             93
Transamerica Corp.                           800             92
Coastal Corp.                              1,300             91
Interpublic Group of Companies, Inc.       1,500             91
Gateway 2000, Inc.*                        1,800             91
Burlington Resources, Inc.                 2,110             91
Aegon NV ARS                               1,042             90
Dominion Resources, Inc.                   2,200             90
Republic New York Corp.                    1,400             88
Dresser Industries, Inc.                   2,000             88
Hilton Hotels Corp.                        3,100             88
Donnelley (R.R.) & Sons Co.                1,900             87
Parametric Technology Corp.*               3,200             87
American Stores Co.                        3,600             87
FirstEnergy Corp.                          2,800             86
Ahmanson (H. F.) & Co.                     1,200             85
Tandy Corp.                                1,600             85
Praxair, Inc.                              1,800             84
PacifiCorp                                 3,700             84
Barrick Gold Corp.                         4,400             84
Rohm & Haas Co.                              800             83
Northrop Grumman Corp.                       800             82
VF Corp.                                   1,600             82
Torchmark Corp.                            1,800             82
Carolina Power & Light Co.                 1,900             82
PECO Energy Co.                            2,800             82

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Mercantile Bancorporation, Inc.            1,600            $81
Cincinnati Financial Corp.                 2,100             81
MGIC Investment Corp.                      1,400             80
Union Carbide Corp.                        1,500             80
Southwest Airlines Co.                     2,700             80
Toys 'R' Us, Inc.*                         3,400             80
Genuine Parts Co.                          2,250             78
Nordstrom, Inc.                            1,000             77
Cooper Industries, Inc.                    1,400             77
Fortune Brands, Inc.                       2,000             77
Alcan Aluminum Ltd.                        2,800             77
TRW, Inc.                                  1,400             76
Crown Cork & Seal Co., Inc.                1,600             76
Owens-Illinois,  Inc.*                     1,700             76
Tenneco, Inc.                              2,000             76
Dun & Bradstreet Corp.                     2,100             76
MBIA, Inc.                                 1,000             75
Times Mirror Co., Class A                  1,200             75
Synovus Financial Corp.                    3,150             75
Golden West Financial Corp.                  700             74
Jefferson-Pilot Corp.                      1,275             74
General Dynamics Corp.                     1,600             74
Bay Networks, Inc.*                        2,300             74
SAFECO Corp.                               1,600             73
Green Tree Financial Corp.                 1,700             73
----------------------------------------------------------------
TOTAL 300-LARGEST STOCKS                                 99,281
----------------------------------------------------------------
DTE Energy Co.                             1,800             73
Sherwin-Williams Co.                       2,200             73
Central & Southwest Corp.                  2,700             73
Entergy Corp.                              2,500             72
U.S. Airways Group, Inc.*                    900             71
Consolidated Natural Gas Co.               1,200             71
Seagate Technology, Inc.*                  3,000             71
Eaton Corp.                                  900             70
Unisys Corp.*                              2,400             68
Black & Decker Corp.                       1,100             67
Dow Jones & Co., Inc.                      1,200             67
Knight-Ridder, Inc.                        1,200             66
Rubbermaid, Inc.                           2,000             66
Georgia-Pacific Corp.                      1,100             65


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1998 (Unaudited)                                                      6


                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Amerada Hess Corp.                         1,200            $65
Hasbro, Inc.                               1,650             65
Equifax, Inc.                              1,800             65
Micron Technology, Inc.                    2,600             65
Avery Dennison Corp.                       1,200             64
Huntington Bancshares, Inc.                1,900             64
Frontier Corp.                             2,000             63
Whirlpool Corp.                              900             62
Eastman Chemical Co.                       1,000             62
Baker Hughes, Inc.                         1,800             62
Thermo Electron Corp.*                     1,800             62
Humana, Inc.*                              2,000             62
Countrywide Credit Industries, Inc.        1,200             61
International Flavors & Fragrances, Inc.   1,400             61
GPU, Inc.                                  1,600             61
Grainger (W.W.), Inc.                      1,200             60
Cox Communications, Inc., Class A*         1,229             60
Comcast Corp., Class A                     1,500             60
Western Atlas, Inc.*                         700             59
Dana Corp.                                 1,100             59
Champion International Corp.               1,200             59
Maytag Corp.                               1,200             59
Baltimore Gas & Electric Co.               1,900             59
UST, Inc.                                  2,200             59
Novell, Inc.*                              4,600             59
Brown-Forman Corporation, Class B            900             58
Dillard Department Stores, Inc., Class A   1,400             58
Tricon Global Restaurants, Inc.*           1,840             58
Johnson Controls, Inc.                     1,000             57
Cinergy Corp.                              1,620             57
AutoZone, Inc.*                            1,800             57
Circuit City Stores, Inc.                  1,200             56
Block (H & R), Inc.                        1,300             55
Harcourt General, Inc.                       900             54
Parker-Hannifin Corp.                      1,425             54
Biomet, Inc.                               1,600             53
Ameren Corp.                               1,300             52
Northern States Power Co.                  1,800             52
Union Pacific Resources Group, Inc.        2,949             52
American Greetings Corp., Class A          1,000             51

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Fluor Corp.                                1,000            $51
Nucor Corp.                                1,100             51
Columbia Energy Group                        900             50
PACCAR, Inc.                                 950             50
Stanley Works                              1,200             50
Ecolab, Inc.                               1,600             50
Hercules, Inc.                             1,200             49
ITT Industries, Inc.                       1,300             49
Laidlaw, Inc., Class B, (non-voting)       3,900             48
Anadarko Petroleum Corp.                     700             47
Ceridian Corp.*                              800             47
Liz Claiborne, Inc.                          900             47
Consolidated Stores Corp.*                 1,300             47
Allegheny Teledyne, Inc.                   2,040             47
Phelps Dodge Corp.                           800             46
Apple Computer, Inc.                       1,600             46
Sempra Energy*                             1,654             46
Newmont Mining Corp.                       1,963             46
Reynolds Metals Co.                          800             45
Union Camp Corp.                             900             45
Harris Corp.                               1,000             45
Willamette Industries, Inc.                1,400             45
DSC Communications Corp.*                  1,500             45
PP & L Resources, Inc.                     2,000             45
Mirage Resorts, Inc.*                      2,100             45
Mead Corp.                                 1,400             44
Case Corp.                                   900             43
ALZA Corp.*                                1,000             43
Sonat, Inc.                                1,100             42
Sigma-Aldrich Corp.                        1,200             42
Morton International, Inc.                 1,700             42
Ashland, Inc.                                800             41
General Instrument Corp.*                  1,500             41
SuperValu, Inc.                              900             40
Mercantile Stores Co., Inc.                  500             39
Echlin, Inc.                                 800             39
Engelhard Corp.                            1,950             39
Temple-Inland, Inc.                          700             38
Meredith Corp.                               800             38
Adobe Systems, Inc.                          900             38


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1998 (Unaudited)                                                      7


                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Wendy's International, Inc.                1,600            $38
Payless ShoeSource, Inc.*                    496             37
Perkin-Elmer Corp.                           600             37
Allergan, Inc.                               800             37
LSI Logic Corp.*                           1,600             37
United States Surgical Corp.                 800             36
Deluxe Corp.                               1,000             36
USX-U.S. Steel Group                       1,100             36
----------------------------------------------------------------
TOTAL 400-LARGEST STOCKS                                104,700
----------------------------------------------------------------
Kerr-McGee Corp.                             600             35
Bausch & Lomb, Inc.                          700             35
Sun Company, Inc.                            900             35
Apache Corp.                               1,100             35
Ryder System, Inc.                         1,100             35
Raychem Corp.                              1,200             35
Darden Restaurants, Inc.                   2,200             35
Freeport McMoRan Copper & Gold, Inc.,
   Class B                                 2,300             35
Placer Dome, Inc.                          3,000             35
Armstrong World Industries, Inc.             500             34
FMC Corp.*                                   500             34
Giant Foods, Inc., Class A                   800             34
Fruit of the Loom, Inc., Class A*          1,000             33
Venator Group, Inc.*                       1,700             33
Great Lakes Chemical Corp.                   800             32
Navistar International Corp.*              1,100             32
Brunswick Corp.                            1,300             32
National Service Industries, Inc.            600             31
Manor Care, Inc.                             800             31
St. Jude Medical, Inc.*                      850             31
Oryx Energy Co.                            1,400             31
Goodrich (B.F.) Co.                          600             30
Pennzoil Co.                                 600             30
Thomas & Betts Corp.                         600             30
Centex Corp.                                 800             30
Westvaco Corp.                             1,050             30
Niagara Mohawk Power Co.                   2,000             30
Crane Co.                                    600             29
Bemis Company, Inc.                          700             29
Harrah's Entertainment, Inc.*              1,250             29

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Pall Corp.                                 1,400            $29
NICOR, Inc.                                  700             28
McDermott International, Inc.                800             28
Nalco Chemical Co.                           800             28
KLA-Tencor Corp.*                          1,000             28
Scientific-Atlanta, Inc.                   1,100             28
Bard (C. R.), Inc.                           700             27
Snap-On, Inc.                                750             27
Mallinckrodt Group, Inc.                     900             27
Advanced Micro Devices, Inc.*              1,600             27
Inco Ltd.                                  2,000             27
Cummins Engine Co., Inc.                     500             26
King World Productions, Inc.*              1,000             26
Louisiana-Pacific Corp.                    1,400             26
Timken Co.                                   800             25
Fleetwood Enterprises, Inc.                  600             24
Owens-Corning Fiberglas Corp.                600             24
Pulte Corp.                                  800             24
Cabletron Systems, Inc.*                   1,800             24
Silicon Graphics, Inc.*                    2,000             24
Aeroquip-Vickers, Inc.                       400             23
Autodesk, Inc.                               600             23
Alberto-Culver Co., Class B                  800             23
Cooper Tire & Rubber Co.                   1,100             23
Rowan Companies, Inc.*                     1,200             23
Ikon Office Solutions, Inc.                1,600             23
Shared Medical Systems Corp.                 300             22
General Signal Corp.                         600             22
Reebok International Ltd.                    800             22
Tupperware Corp.                             800             22
National Semiconductor Corp.*              1,700             22
Polaroid Corp.                               600             21
Tektronix, Inc.                              600             21
Sealed Air Corp.*                            536             20
Boise Cascade Corp.                          600             20
Homestake Mining Co.                       1,900             20
Peoples Energy Corp.                         500             19
Moore Corporation Ltd.                     1,400             19
Bethlehem Steel Corp.*                     1,500             19


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1998 (Unaudited)                                                      8


                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Autoliv, Inc.                                579            $18
EG & G, Inc.                                 600             18
Andrew Corp.*                                993             18
Potlatch  Corp.                              400             17
Coors (Adolph) Co., Class B                  500             17
Great Atlantic & Pacific Tea Co., Inc.       500             17
Harnischfeger Industries, Inc.               600             17
Inland Steel Industries, Inc.                600             17
Longs Drug Stores Corp.                      600             17
Grace (W.R.) & Co.                         1,000             17
Stone Container Corp.                      1,100             17
Worthington Industries, Inc.               1,100             17
Battle Mountain Gold Co.                   2,800             17
Ball Corp.                                   400             16
ONEOK, Inc.                                  400             16
El Paso Natural Gas Co.                      408             16
Kaufman & Broad Home Corp.                   500             16
Millipore Corp.                              600             16
Covance, Inc.*                               725             16
Cyprus Amax Minerals Co.                   1,200             16
Briggs & Stratton Corp.                      400             15
Russell Corp.                                500             15
Pep Boys-Manny, Moe & Jack                   800             15
Earthgrains Co.                              256             14
Corn Products International, Inc.*           425             14
Jostens, Inc.                                600             14
NACCO Industries, Inc., Class A              100             13
Eastern Enterprises                          300             13
Asarco, Inc.                                 600             13
Helmerich & Payne, Inc.                      600             13
Newport News Shipbuilding & Dry Dock Co.     440             12
Cincinnati Milacron, Inc.                    500             12
Foster Wheeler Corp.                         500             11
Armco, Inc.                                1,500             10
ChoicePoint, Inc.*                           180              9
Springs Industries, Inc., Class A            200              9
U.S. Industries, Inc.                        320              8
Quest Diagnostics, Inc.*                     362              8
CommScope, Inc.*                             500              8
Laidlaw Environmental Services*            2,240              8

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Schweitzer-Mauduit International, Inc.       230             $7
Harland (J.H.) Co.                           400              7
Data General Corp.*                          500              7
Roadway Express, Inc.                        300              6
Bassett Furniture Industries, Inc.           200              6
Bally Total Fitness Holding Co.*             175              6
GC Companies, Inc.*                          120              6
Strattec Security Corp.*                     180              5
General Semiconductor, Inc.*                 375              4
Aviall, Inc.                                 300              4
Octel Corp.*                                 200              4
Agribrands International, Inc.*              130              4
Highlands Insurance Group, Inc.*             160              3
Abercrombie and Fitch Co., Class A*           46              2
Crown Vantage, Inc.*                         120              1
Crescendo Pharmaceuticals, Class A*           50              1
Allergan Specialty Ther, Inc. Class A*        40              1
Brunos, Inc.*                                 31              1
                                                   -------------
TOTAL COMMON STOCKS - 64.3%
   (Cost - $46,741,181)                                 107,249
                                                   -------------

PREFERRED STOCK - 0 .1%
   (Cost - $28,291)
Aetna, Inc., Class C*                        142             11
Sealed Air Corp., Class A                    475             20
                                                   -------------
                                                             31

WARRANTS -0 .1%
   (Cost - $162)

Morrison Knudsen Corp., Expire 2003*          46              1
                                                   -------------

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1998 (Unaudited)                                                      9


                                                         MARKET
                                      PRINCIPAL           VALUE
                                        (000)             (000)
----------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 35.7%

Commercial Paper - 34.4%
Albertsons, Inc., 5.55%, 7/16/98       $    3,511    $     3,511
American Express Co., 5.54%, 7/10/98        4,485          4,485
Assoc. Corp of North America, 5.5%,
   7/14/98                                  4,850          4,850
Associates First Capital,
   5.52%, 7/9/98                            2,849          2,849
   5.53%, 7/22/98                           3,995          3,995
Beneficial Corp.,
    5.54%, 7/1/98                           2,935          2,935
    5.56%, 7/23/98                          5,235          5,235
Chevron USA, Inc., 5.63%, 7/13/98           3,250          3,250
Deere & Company, 5.5%, 7/7/98               5,710          5,710
Exxon Asset Management Co., 5.66%,
    7/2/98                                  7,634          7,634
Ford Motor Credit Co., 5.5%, 7/8/98         6,005          6,005
General Electric Capital Corp.,
    5.51%, 7/6/98                           6,835          6,835
                                                    -------------
                                                          57,294
                                                    -------------
U.S. GOVERNMENT - 1.3%
U. S. Treasury Bills,
   4.92%, 7/23/98**                          404            404
   5.03%, 9/3/98**                           233            233
   5.03%, 10/29/98**                         773            773
   5.14%, 11/12/98**                         259            259
   5.08%, 11/27/98**                         200            200
   5.08, 12/17/98**                          376            376
                                                   -------------
                                                          2,245
                                                   -------------
TOTAL SHORT-TERM OBLIGATIONS
   (Cost - $59,538,622)                                  59,539
                                                   -------------
TOTAL INVESTMENT IN SECURITIES - 100.2%
   (Total Cost - $106,308,256)                          166,820
Liabilities, Less Cash and Other Assets  - (0.2%)          (307)
                                                   -------------
NET ASSETS - 100.0%                                   $ 166,513
   (equivalent to $18.61 per share                 =============
    based on 8,946,276 shares outstanding)

*  Non-income producing securities.
** Pledged as initial margin for Stock Index Futures
   Contracts. At June 30, 1998, the Fund was long 209 S&P 500 Futures Contracts expiring in Sept., 1998. Unrealized gains amounted to $806,238.



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    10


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (Unaudited)
--------------------------------------------------------
                                      (IN THOUSANDS)
ASSETS:
Investments at market value
   (Cost - $106,308,256)                 $ 166,820
Cash                                             7
Dividend receivable                            110
Interest receivable                             83
Investment for trustees' deferred
   compensation plan (Cost - $70,769)          106
Other                                           22
                                        -----------
     TOTAL ASSETS                          167,148
                                        -----------
LIABILITIES:
Deferred trustees' fees payable                106
Accrued advisory fees payable                   32
Variation margin payable                       444
Other accrued expenses (including $22,628
   due to affiliate)                            53
                                        -----------

     TOTAL LIABILITIES                         635
                                        -----------
NET ASSETS (Equivalent to $18.61 per
   share based on 8,946,276 shares
   outstanding)                        $   166,513
                                        ===========

COMPONENTS OF NET ASSETS:
Paid in capital                        $    97,365
Undistributed net investment income          1,607
Unrealized appreciation of investments      61,352
Accumulated net realized gain                6,189
                                        -----------

NET ASSETS                             $   166,513
                                        ===========


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------
                                       (IN THOUSANDS)
INVESTMENT INCOME
INCOME:
   Dividend                           $        743
   Interest                                  1,101
                                          ---------
                                             1,844
EXPENSES:
   Investment advisory fees                    173
   Custodian fees                               73
   Administrative services                      31
   Auditing and legal fees                      14
   Shareholder reports                           8
   Directors' fees                               5
   Other                                         1
                                         ----------
   Total expenses                              305
   Less expenses waived by advisor            (134)
                                         ----------
   Net Expenses                                171

NET INVESTMENT INCOME                        1,673
                                         ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain from investments              95
Net realized gain from futures contracts     5,481
Unrealized appreciation of investments      14,600
Net unrealized gain from futures contracts     806
                                         ----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS                       20,982
                                         ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS               $ 22,655
                                         ==========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    11
Statement Of Changes In Net Assets (Unaudited)


                                                                      YEAR
                                         SIX MONTHS ENDED            ENDED
                                                 JUNE 30,     DECEMBER 31,
                                                     1998             1997
                                                        (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $1,673            $1,731
  Net realized gain from investments                   95             2,336
  Net realized gain from futures contracts          5,481             1,451
  Unrealized appreciation of investments           14,600            19,269
  Unrealized appreciation on futures contracts        806               815
                                           ---------------  ----------------
Net increase in net assets
  from operations                                  22,655            25,602
                                           ---------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
   ($0 and $.32 per share)                              -           (2,245)
  From net realized gain
   ($0 and $.45 per share)                              -           (2,517)
                                           ---------------  ----------------

Total distributions to shareholders                     -           (4,762)
                                           ---------------  ----------------
CAPITAL SHARE TRANSACTIONS:
   Net increase from capital share
   transactions                                    27,550            23,955
                                           ---------------  ----------------

NET INCREASE IN NET ASSETS                         50,205            44,795
NET ASSETS:
Beginning of period                               116,308            71,513
                                           ---------------  ----------------
End of period (Including undistributed
   net investment income of $1,606,575
   and overdistributed net investment
   income of $65,539)                            $166,513          $116,308
                                           ===============  ================



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    12
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. UTILIZATION OF INDEXATION APPROACH. CIGNA Variable Products S&P 500 Index Fund (the "Fund") seeks to achieve its long term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. Payments in excess of financial accounting income due to differences between financial and tax accounting, to meet the minimum distribution requirements for tax basis income, are deducted from paid in capital when such differences are determined to be permanent.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund.

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 1998, the Fund paid or accrued $30,596.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    13
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)



5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $1,283,352 and $395,472, respectively, for the six months ended June 30, 1998. As of June 30, 1998, the cost of securities held for Federal income tax purpose was $106,749,736. At June 30, 1998, unrealized appreciation for Federal income tax purposes aggregated $60,069,637, of which $61,041,223 related to appreciated securities and $971,586 related to depreciated securities.

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 8,946,276 shares outstanding at June 30, 1998 8,802,348, shares were held by State Street Bank and Trust Company as custodian under an agreement with Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by that company. The remainder, representing 1.6% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    14
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


Transactions in capital stock were as follows:
                                                   Six Months Ended                                     Year Ended
                                                     June 30, 1998                                  December 31, 1997
                                             Shares                 Amount                 Shares                     Amount
                                             (000)                  (000)                   (000)                      (000)
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                    1,906           $      32,978               1,928               $       28,750
Shares issued to shareholders
  in reinvestment of dividends
  and distributions                                -                       -                 311                        4,762
                                ---------------------        ---------------------      --------------           ------------------
                                               1,906                  32,978               2,239                       33,512
Shares redeemed                                 (309)                 (5,428)               (660)                      (9,557)
                                ---------------------        ---------------------      --------------           ------------------
Net increase                                   1,597           $      27,550               1,579               $       23,955
                                =====================        =====================      ==============           ==================

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    15
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)


7. FINANCIAL HIGHLIGHTS. The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period:

--------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
                                       SIX MONTHS
                                          ENDED
                                         JUNE 30,                     YEAR ENDED DECEMBER 31,
                                           1998       1997       1996       1995       1994       1993
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD     $  15.83   $  12.40    $ 10.75   $   8.19   $  9.20    $ 11.94
                                         ---------  ---------   --------  ---------  --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income*                       0.19       0.25       0.22       0.21      0.19       0.16
Net realized and unrealized gain (loss)      2.59       3.86       2.17       2.80     (0.13)      0.22
                                         ---------  ---------   --------  ---------  --------   --------

TOTAL FROM INVESTMENT OPERATIONS             2.78       4.11       2.39       3.01      0.06       0.38
LESS DISTRIBUTIONS:

From net investment income                   -         (0.32)     (0.29)     (0.27)    (0.14)     (0.17)

From capital gains                           -         (0.36)     (0.45)     (0.18)    (0.85)     (2.95)

In excess of net capital gains               -             -          -          -     (0.08)         -
                                         ---------  ---------   --------  ---------  --------   --------
TOTAL DISTRIBUTIONS                          -         (0.68)     (0.74)     (0.45)    (1.07)     (3.12)
                                         ---------  ---------   --------  ---------  --------   --------

NET ASSET VALUE, END OF PERIOD           $  18.61   $  15.83    $ 12.40   $  10.75   $  8.19    $  9.20
                                         =========  =========   ========  =========  ========   ========
TOTAL INVESTMENT RETURN                     17.56%     33.35%     22.48%     36.82%     0.67%      2.97%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $166,513   $116,308    $71,513   $ 66,283   $54,728    $61,478
Ratio of operating expenses to average
  net assets                                 0.12%a     0.25%a     0.60%a     0.73%     0.78%      0.66%
Ratio of net investment income to
average net assets                           1.20%b    1.93%b      1.78%b     2.05%     2.23%      1.30%
Portfolio turnover                              4%        4%          4%         4%        4%       185%**
Average commission rate***               $ 0.0286  $ 0.0279    $ 0.0272



a. Ratios of expenses to average net assets prior to expense reimbursements were 0.22%, 0.55% and 0.64% for the 1998, 1997 and 1996 periods, respectively.

b. Ratios of net investment income to average net assets prior to expense reimbursements were 1.10%, 1.63%, and 1.74% for the 1998, 1997 and 1996 periods, respectively.

* Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent difference between financial and tax accounting.

** During November 1993, the portfolio was indexed to the S&P 500, resulting in a complete turnover of the portfolio at that time.

*** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rule structures may differ.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    16



TRUSTEES                                        OFFICERS

R. Bruce Albro                                  R. Bruce Albro
Senior Managing Director,                       Chairman of the Board
CIGNA Investments, Inc.                         and President

Hugh R. Beath                                   Alfred A. Bingham III
Advisory Director,                              Vice President and Treasurer
AdMedia Corporate Advisors, Inc.
                                                Jeffrey S. Winer
Russell H. Jones                                Vice President and Secretary
Vice President and Treasurer
Kaman Corporation

Thomas C. Jones
President, CIGNA Investment
Management and CIGNA
Investments, Inc.

Paul J. McDonald
Senior Executive Vice President
and Chief Administrative Officer,
Friendly Ice Cream Corporation


--------------------------------------------------------------------------------
"Standard & Poor's/R/," "S&P/R/," "S&P 500/R/," "Standard and Poor's 500," and "500" are trademarks of Standard and Poor's Corporation (S&P) and have been licensed for use by CG Life. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.